Expense Example	Mar. 30, 2026 USD ($)
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 698
Expense Example, with Redemption, 3 Years	1,010
Expense Example, with Redemption, 5 Years	1,343
Expense Example, with Redemption, 10 Years	2,284
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	332
Expense Example, with Redemption, 3 Years	715
Expense Example, with Redemption, 5 Years	1,225
Expense Example, with Redemption, 10 Years	2,437
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	182
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	2,105
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,556
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	906
Expense Example, with Redemption, 3 Years	1,630
Expense Example, with Redemption, 5 Years	2,374
Expense Example, with Redemption, 10 Years	4,315
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	550
Expense Example, with Redemption, 3 Years	1,357
Expense Example, with Redemption, 5 Years	2,274
Expense Example, with Redemption, 10 Years	4,455
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	401
Expense Example, with Redemption, 3 Years	1,215
Expense Example, with Redemption, 5 Years	2,046
Expense Example, with Redemption, 10 Years	4,197
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	352
Expense Example, with Redemption, 3 Years	1,071
Expense Example, with Redemption, 5 Years	1,812
Expense Example, with Redemption, 10 Years	3,765
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	345
Expense Example, with Redemption, 3 Years	1,051
Expense Example, with Redemption, 5 Years	1,779
Expense Example, with Redemption, 10 Years	3,703
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	345
Expense Example, with Redemption, 3 Years	1,051
Expense Example, with Redemption, 5 Years	1,779
Expense Example, with Redemption, 10 Years	3,703
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	731
Expense Example, with Redemption, 3 Years	1,111
Expense Example, with Redemption, 5 Years	1,515
Expense Example, with Redemption, 10 Years	2,640
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	367
Expense Example, with Redemption, 3 Years	820
Expense Example, with Redemption, 5 Years	1,400
Expense Example, with Redemption, 10 Years	2,792
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	217
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	1,149
Expense Example, with Redemption, 10 Years	2,472
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,944
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	159
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,856
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	159
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,856
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	689
Expense Example, with Redemption, 3 Years	982
Expense Example, with Redemption, 5 Years	1,298
Expense Example, with Redemption, 10 Years	2,189
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	322
Expense Example, with Redemption, 3 Years	687
Expense Example, with Redemption, 5 Years	1,179
Expense Example, with Redemption, 10 Years	2,344
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	922
Expense Example, with Redemption, 10 Years	2,008
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,454
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,351
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	$ 1,339